Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [line items]
Net income	$ 8,071	$ 11,737	$ 12,614
Other comprehensive income to be eventually recycled into the consolidated income statement
Fair value adjustments on debt securities, net of taxes		1
Fair value adjustments on deferred cash flow hedges, net of taxes		1	12
Total fair value adjustments on financial instruments, net of taxes		2	12
Associated companies' movements in comprehensive income	(56)	(94)	(482)
Net investment hedge	(201)	44	95
Currency translation effects	3,194	352	315
Total of items to eventually recycle	2,937	304	(60)
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	143	(467)	(359)
Fair value adjustments on equity securities, net of taxes	250	(47)	13
Total of items never to be recycled	393	(514)	(346)
Total comprehensive income	11,401	11,527	12,208
Attributable to
Shareholders of Novartis AG	11,403	11,525	12,210
Comprehensive income, attributable to non-controlling interests	(2)	2	(2)
Continuing operations
Attributable to
Shareholders of Novartis AG	$ 11,403	6,948	12,417
Discontinued operations
Attributable to
Shareholders of Novartis AG		$ 4,577	$ (207)